Phoenix Investment Partners

                          SEMIANNUAL REPORT

                                          OCTOBER 31, 2000


    OAKHURST



                                          Phoenix-Oakhurst
                                          Income & Growth
                                          Fund







[LOGO] PHOENIX
       INVESTMENT PARTNERS

MESSAGE FROM THE PRESIDENT

DEAR SHAREHOLDER:

  We are pleased to provide this semiannual financial summary for the Phoenix-Oakhurst Income & Growth Fund for the six months ended October 31, 2000.

  If you have any questions, please call your financial advisor or a customer service representative at 1-800-243-1574 between 8:00 a.m. and 6:00 p.m. Eastern Time, Monday through Friday.

Sincerely,

/s/ Philip R. McLoughlin

Philip R. McLoughlin

OCTOBER 31, 2000

             Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.

PHOENIX-OAKHURST INCOME & GROWTH FUND

                        INVESTMENTS AT OCTOBER 31, 2000
                                  (UNAUDITED)

                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)       VALUE
                                          ---------  --------  ------------
AGENCY MORTGAGE-BACKED SECURITIES--3.8%

GNMA 6.50%, '23-'28.....................     AAA     $ 25,190  $ 24,466,543
---------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $24,780,234)                                    24,466,543
---------------------------------------------------------------------------

MUNICIPAL BONDS -- 6.4%

CALIFORNIA--2.7%
Fresno County Pension Obligation Revenue
Taxable 6.21%, 8/15/06..................     AAA        5,600     5,403,552

Kern County Pension Obligation Revenue
Taxable 7.26%, 8/15/14..................     AAA        1,500     1,475,505

Long Beach Pension Obligation Taxable
6.87%, 9/1/06...........................     AAA        2,750     2,738,862

Oakland Pension Obligation Taxable
Revenue Series A 6.91%, 12/15/07........     AAA        1,885     1,872,785
Pasadena Pension Funding Revenue Taxable
Series A 7.15%, 5/15/11.................     AAA        1,000       988,010

San Bernardino County Pension Obligation
Revenue Taxable 6.87%, 8/1/08...........     AAA        1,335     1,316,524
Sonoma County Pension Obligation Revenue
Taxable 6.625%, 6/1/13..................     AAA        2,100     1,966,083
Ventura County Pension Obligation
Taxable 6.54%, 11/1/05..................     AAA        1,325     1,305,642
                                                               ------------
                                                                 17,066,963
                                                               ------------

FLORIDA--0.4%
Tampa Solid Waste System Revenue Taxable
Series A 6.23%, 10/1/05.................     AAA        2,820     2,719,834

ILLINOIS--0.5%
Illinois Educational Facilities
Authority-Loyola University Revenue
Taxable Series A 7.84%, 7/1/24..........     AAA        3,410     3,361,169
                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)       VALUE
                                          ---------  --------  ------------

MASSACHUSETTS--0.2%
Massachusetts Port Authority Revenue
Taxable Series C 6.05%, 7/1/02..........     AA-     $  1,575  $  1,559,691

NEW JERSEY--0.3%
New Jersey Sports & Exposition Authority
Revenue Taxable Series A 6.75%,
3/1/10..................................     AAA        1,780     1,720,406

OREGON--0.4%
Multnomah County Pension Obligation
Revenue Taxable 7.20%, 6/1/10...........   Aaa(c)       2,590     2,579,769

PENNSYLVANIA--1.0%
Philadelphia Authority For Industrial
Development Pension Funding Retirement
Systems Revenue Taxable Series A 5.69%,
4/15/07.................................     AAA        3,000     2,794,110

Pittsburgh Pension Obligation Taxable
Series C 6.50%, 3/1/17..................     AAA        4,250     3,827,677
                                                               ------------
                                                                  6,621,787
                                                               ------------

TEXAS--0.9%
Dallas-Fort Worth International Airport
Revenue Taxable 6.40%, 11/1/06..........     AAA        4,415     4,308,069

Dallas-Fort Worth International Airport
Revenue Taxable 6.40%, 11/1/07..........     AAA        1,200     1,158,984
                                                               ------------
                                                                  5,467,053
                                                               ------------
---------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $42,676,189)                                    41,096,672
---------------------------------------------------------------------------

ASSET-BACKED SECURITIES--4.2%
Associates Manufactured Housing Pass
Through 97-2, A6 7.075%, 3/15/28........     AAA        1,500     1,449,706

Capita Equipment Receivables Trust 97-1,
B 6.45%, 8/15/02........................     A+         3,500     3,478,125

Discover Card Master Trust I 98-6, A
5.85%, 1/17/06..........................     AAA        1,250     1,222,352

2                      See Notes to Financial Statements

Phoenix-Oakhurst Income & Growth Fund

                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)       VALUE
                                          ---------  --------  ------------
Ford Credit Auto Owner Trust 98-C, B
6.06%, 2/15/03..........................     AA      $  4,000  $  3,960,848
Green Tree Financial Corp. 96-2, M1
7.60%, 4/15/27..........................     AA-        3,325     3,247,530

Honda Auto Lease Trust 99-A, A5 6.65%,
7/15/05.................................     AAA        5,500     5,479,481

Premier Auto Trust 98-3, B 6.14%,
9/8/04..................................     A+         2,500     2,468,383

Triangle Funding Ltd. 98-2A, 3 8.58%,
10/15/04(d).............................     BBB        6,000     5,979,516
---------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $27,643,321)                                    27,285,941
---------------------------------------------------------------------------
CORPORATE BONDS--7.5%

AIRLINES--0.2%
Northwest Airlines Corp. Series 2000-1
Class G 8.072%, 10/1/19.................     AAA        1,000     1,033,020

BANKS (MAJOR REGIONAL)--0.6%
U.S. Bank of Minnesota N.A. 6.30%,
7/15/08.................................      A         1,500     1,385,940
Wachovia Corp. 5.625%, 12/15/08.........     A+         2,500     2,216,620
                                                               ------------
                                                                  3,602,560
                                                               ------------

BROADCASTING (TELEVISION, RADIO & CABLE)--1.0%
CSC Holdings, Inc. 7.625%, 7/15/18......     BB+        2,000     1,768,134

Charter Communications Holdings LLC
8.625%, 4/1/09..........................     B+         1,900     1,719,500

Turner Broadcasting System, Inc. 8.375%,
7/1/13..................................     BBB        3,000     3,157,788
                                                               ------------
                                                                  6,645,422
                                                               ------------

COMMUNICATIONS EQUIPMENT--0.7%
Metromedia Fiber Network, Inc. Series B
10%, 11/15/08...........................     B+         2,000     1,780,000

Spectrasite Holdings, Inc. Series B 0%,
3/15/10(d)..............................     B-         2,250     1,102,500
                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)       VALUE
                                          ---------  --------  ------------
COMMUNICATIONS EQUIPMENT--CONTINUED

Williams Communications Group, Inc.
10.875%, 10/1/09........................     B+      $  2,000  $  1,695,000
                                                               ------------
                                                                  4,577,500
                                                               ------------

COMPUTERS (SOFTWARE & SERVICES)--0.3%
Computer Associates International, Inc.
Series B 6.375%, 4/15/05................    BBB+        2,350     2,171,008

ENTERTAINMENT--0.4%
Capitol Records, Inc. 144A 8.375%,
8/15/09(b)..............................    BBB+        2,400     2,477,770

GAMING, LOTTERY & PARI-MUTUEL COMPANIES--0.5%
MGM Mirage, Inc. 9.75%, 6/1/07..........     BB+          550       563,750
Station Casinos, Inc. 8.875%, 12/1/08...     B+         2,630     2,537,950
                                                               ------------
                                                                  3,101,700
                                                               ------------

HEALTH CARE (HOSPITAL MANAGEMENT)--0.4%
Tenet Healthcare Corp. 8%, 1/15/05......     BB+        2,500     2,471,875

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--0.5%
Boston Scientific Corp. 6.625%,
3/15/05.................................     BBB        2,425     2,277,109

Fresenius Medical Capital Trust I 9%,
12/1/06.................................     B+           600       588,000
                                                               ------------
                                                                  2,865,109
                                                               ------------

HEALTH CARE (SPECIALIZED SERVICES)--0.3%
HEALTHASOUTH Corp. 144A 10.75%
10/1/08(b)..............................     BB+        2,000     2,016,444

LEISURE TIME (PRODUCTS)--0.4%
Bally Total Fitness Holding Corp.
Series D 9.875%, 10/15/07...............     B-         2,500     2,337,500

OIL & GAS (EXPLORATION & PRODUCTION)--0.2%
Triton Energy Ltd.144A, 8.875%,
10/1/07(b)..............................     BB-        1,450     1,459,062

PAPER & FOREST PRODUCTS--0.4%
Buckeye Technologies, Inc. 8.50%,
12/15/05................................     BB-        2,500     2,437,500

TELECOMMUNICATIONS (LONG DISTANCE)--0.8%
Level 3 Communications, Inc. 9.125%,
5/1/08..................................      B         2,565     2,084,062

NTL Communications Corp. 144A 11.875%,
10/1/10(b)..............................      B         1,500     1,395,000

                       See Notes to Financial Statements                       3

Phoenix-Oakhurst Income & Growth Fund

                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)       VALUE
                                          ---------  --------  ------------
TELECOMMUNICATIONS (LONG DISTANCE)--CONTINUED
Nextlink Communications, Inc. 10.75%,
11/15/08................................      B      $  2,000  $  1,760,000
                                                               ------------
                                                                  5,239,062
                                                               ------------

TELEPHONE--0.3%
Century Telephone Enterprises, Inc.
Series F 6.30%, 1/15/08.................    BBB+        2,500     2,210,485

TEXTILES (APPAREL)--0.3%
Collins & Aikman Products Co. 11.50%,
4/15/06.................................      B         2,500     2,168,750

TRUCKS & PARTS--0.2%
Cummins Engine, Inc. 6.45%, 3/1/05......    BBB+        1,250     1,148,323
---------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $51,366,313)                                    47,963,090
---------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--16.2%

CS First Boston Mortgage Securities
Corp. 97-C2, B 6.72%, 11/17/07..........    Aa(c)      11,000    10,680,956

DLJ Mortgage Acceptance Corp. 96-CF1,
A1B 7.58%, 2/12/06......................     AAA        4,400     4,459,125

DLJ Commercial Mortgage Corp. 99-CG1,
A1B 6.46%, 1/10/09......................   Aaa(c)       2,000     1,921,250

DLJ Commercial Mortgage Corp. 98-CF2,
A1B 6.24%, 11/12/31.....................   Aaa(c)       2,800     2,657,375

First Union - Lehman Brothers Commercial
Mortgage 97-C1, B 7.43%, 4/18/07........    Aa(c)       2,500     2,515,616
First Union - Lehman Brothers - Bank of
America 98-C2, D 6.778%, 3/18/13........     BBB        5,500     4,991,140

First Union Commercial Mortgage Trust
99-C1, A2 6.07%, 10/15/08...............     AAA        1,800     1,695,094

Fleet Credit Card Master Trust II,
2000-C Class A 7.02%, 2/15/08...........     AAA        5,000     5,055,355

G.E. Capital Mortgage Services, Inc.
94-9, M 6.50%, 2/25/24..................     AA        10,218     9,531,996
                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)       VALUE
                                          ---------  --------  ------------

G.E. Capital Mortgage Services, Inc.
96-4, A5 7%, 3/25/26....................     AAA     $  8,477  $  8,187,918

G.E. Capital Mortgage Services, Inc.
96-8, 1M 7.25%, 5/25/26.................     AA           473       461,834

GMAC Commercial Mortgage Securities,
Inc. 97-C2, B 6.703%, 12/15/07..........    Aa(c)       7,000     6,695,937

LB Commercial Conduit Mortgage Trust
98-C4, A1B 6.21%, 10/15/08..............     AAA        5,000     4,749,539

LB Commercial Conduit Mortgage Trust
99-C2, A2 7.325%, 9/15/09...............   Aaa(c)       2,000     2,013,750

Lehman Large Loan 97-LLI, B 6.95%,
3/12/07.................................     AA+        4,340     4,226,075

Nationslink Funding Corp. 96-1, B 7.69%,
12/20/05................................     AA         1,500     1,524,492

Norwest Asset Securities Corp. 99-13, B1
6.75%, 5/25/29..........................    AA(c)       9,057     8,519,648

Prudential Home Mortgage Securities
94-15, M 6.80%, 5/25/24.................   Aaa(c)       7,665     7,375,598

Residential Funding Mortgage Securities
I 96-S1, A11 7.10%, 1/25/26.............     AAA        2,800     2,716,875

Residential Funding Mortgage Securities
I 96-S4, M1 7.25%, 2/25/26..............     AA         3,769     3,671,159

Securitized Asset Sales, Inc. 93-J, 2B
6.808%, 11/28/23........................   AAA(c)       8,828     8,549,064

Structured Asset Securities Corp. 00-C2,
L 8.37%, 3/20/03........................     BB         2,407     2,335,110
---------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $107,147,545)                                  104,534,906
---------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--7.7%

BULGARIA--0.8%
Republic of Bulgaria IAB PDI Euro 7.75%,
7/28/11(d)..............................    B+(c)       2,675     2,006,250

Republic of Bulgaria FLIRB Series A
Bearer 3%, 7/28/12(d)...................     B+         4,205     3,027,600
                                                               ------------
                                                                  5,033,850
                                                               ------------

4                      See Notes to Financial Statements

Phoenix-Oakhurst Income & Growth Fund

                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)       VALUE
                                          ---------  --------  ------------
CHILE--0.5%
Republic of Chile 6.875% 4/28/09........     A-      $  3,300  $  3,051,467
COSTA RICA--0.8%
Republic of Costa Rica 144A 9.335%,
5/15/09(b)..............................     BB         4,185     4,205,925

Republic of Costa Rica 144A 9.995%,
8/1/20(b)...............................     BB         1,000     1,002,500
                                                               ------------
                                                                  5,208,425
                                                               ------------

CROATIA--1.0%
Croatia Series B 7.75%, 7/31/06(d)......    BBB-        3,147     2,997,556
Croatia Series A 7.75%, 7/31/10(d)......    BBB-        3,909     3,615,905
                                                               ------------
                                                                  6,613,461
                                                               ------------

EL SALVADOR--0.4%
Republic of El Salvador 144A 9.50%,
8/15/06(b)..............................     BB+        2,500     2,600,000
MEXICO--1.7%
United Mexican States Global Bond
10.375%, 2/17/09........................     BB+          750       798,750

United Mexican States Global Bond
11.375%, 9/15/16........................     BB+        2,750     3,123,312

United Mexican States Global Bond
11.50%, 5/15/26.........................     BB+        6,000     7,089,000
                                                               ------------
                                                                 11,011,062
                                                               ------------

PANAMA--0.7%
Republic of Panama 8.875%, 9/30/27......     BB+        3,000     2,542,500
Republic of Panama 9.375%, 4/1/29.......     BB+        2,000     1,931,000
                                                               ------------
                                                                  4,473,500
                                                               ------------
PHILIPPINES--0.6%
Republic of Philippines 9.875%,
1/15/19.................................     BB+        5,000     3,737,500
POLAND--1.1%
Poland Bearer PDI 6%, 10/27/14(d).......    BBB+        3,785     3,503,491
Poland Registered PDI 6%, 10/27/14(d)...     BBB        4,000     3,702,500
                                                               ------------
                                                                  7,205,991
                                                               ------------
                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)       VALUE
                                          ---------  --------  ------------

SOUTH KOREA--0.1%
Republic of Korea 8.875%, 4/15/08.......     BBB     $    590  $    616,550
---------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $49,584,691)                                    49,551,806
---------------------------------------------------------------------------

FOREIGN CORPORATE BONDS--2.2%

BERMUDA--0.3%
Global Crossing Holdings Ltd. 9.125%,
11/15/06................................     BB         1,935     1,855,181

CAYMAN ISLANDS--0.2%
Pemex Finance Ltd. 7.33%, 5/15/12.......     AAA        1,000       999,800

CHILE--0.4%
Compania Sud Americana de Vapores SA
RegS 7.375%, 12/8/03....................     BBB          610       590,456

Petropower I Funding Trust 144A 7.36%,
2/15/14(b)..............................     BBB        2,186     1,915,271
                                                               ------------
                                                                  2,505,727
                                                               ------------

ISRAEL--0.1%
Partner Communications Series DTC 13%,
8/15/10.................................     B-         1,000       822,500

LUXEMBOURG--0.7%
Tyco International Group SA 6.375%,
6/15/05.................................     A-         4,800     4,644,351

NETHERLANDS--0.5%
Deutsche Telekom International Finance
BV W.I. 8%, 6/15/10.....................     A-         1,875     1,915,236

Telefonica Europe BV 7.75% 9/15/10......     A+         1,200     1,207,579
                                                               ------------
                                                                  3,122,815
                                                               ------------
---------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $14,523,640)                                    13,950,374
---------------------------------------------------------------------------

                       See Notes to Financial Statements                       5

Phoenix-Oakhurst Income & Growth Fund

                                                      SHARES      VALUE
                                                     --------  ------------
COMMON STOCKS--46.2%

AEROSPACE/DEFENSE--0.9%
Boeing Co. (The)........................               34,800  $  2,359,875
General Dynamics Corp...................               27,600     1,975,125
Northrop Grumman Corp...................               17,700     1,486,800
                                                               ------------
                                                                  5,821,800
                                                               ------------

AIR FREIGHT--0.0%
FedEx Corp.(e)..........................                7,300       342,078

AIRLINES--0.3%
AMR Corp.(e)............................               11,500       376,625
Delta Air Lines, Inc....................               13,600       642,600
Southwest Airlines Co...................               27,700       789,450
                                                               ------------
                                                                  1,808,675
                                                               ------------

ALUMINUM--0.4%
Alcoa, Inc..............................               80,200     2,300,737
AUTO PARTS & EQUIPMENT--0.1%
Visteon Corp.(e)........................               37,800       668,587

AUTOMOBILES--0.8%
Ford Motor Co...........................              157,400     4,112,075
General Motors Corp.....................               13,900       863,537
                                                               ------------
                                                                  4,975,612
                                                               ------------

BANKS (MAJOR REGIONAL)--0.8%
Bank of New York Co., Inc. (The)........                5,800       333,862
Firstar Corp............................               42,000       826,875
FleetBoston Financial Corp..............              100,100     3,803,800
                                                               ------------
                                                                  4,964,537
                                                               ------------

BANKS (MONEY CENTER)--0.9%
Bank of America Corp....................               34,600     1,662,962
Chase Manhattan Corp. (The).............               88,100     4,008,550
                                                               ------------
                                                                  5,671,512
                                                               ------------

BANKS (REGIONAL)--0.2%
Silicon Valley Bancshares(e)............               33,200     1,535,500

BIOTECHNOLOGY--0.1%
Amgen, Inc.(e)..........................               16,400       950,175
BROADCASTING (TELEVISION, RADIO & CABLE)--0.1%
Clear Channel Communications, Inc.(e)...                9,900       594,619

                                                      SHARES      VALUE
                                                     --------  ------------

CHEMICALS--0.7%
Air Products & Chemicals, Inc...........                9,400  $    350,737
Dow Chemical Co. (The)..................               55,800     1,708,875
Du Pont (E.I.) de Nemours & Co..........               51,100     2,318,662
                                                               ------------
                                                                  4,378,274
                                                               ------------

COMMUNICATIONS EQUIPMENT--1.4%
ADC Telecommunications, Inc.(e).........               42,300       904,162
ADTRAN, Inc.(e).........................                8,000       304,000
Comverse Technology, Inc.(e)............               12,800     1,430,400
Corning, Inc............................               17,500     1,338,750
Ditech Communications Corp.(e)..........                9,200       316,825
Motorola, Inc...........................               74,000     1,845,375
QUALCOMM, Inc.(e).......................               19,200     1,250,100
Sawtek, Inc.(e).........................                7,300       371,387
Scientific-Atlanta, Inc.................               10,800       739,125
Tellabs, Inc.(e)........................                5,100       254,681
Terayon Communication Systems, Inc.(e)..                7,600       170,050
                                                               ------------
                                                                  8,924,855
                                                               ------------

COMPUTERS (HARDWARE)--2.6%
Apple Computer, Inc.(e).................               34,000       665,125
Compaq Computer Corp....................               49,000     1,490,090
Dell Computer Corp.(e)..................               47,400     1,398,300
Gateway, Inc.(e)........................               24,500     1,264,445
Hewlett-Packard Co.(e)..................               62,000     2,879,125
International Business Machines Corp....               51,400     5,062,900
Sun Microsystems, Inc.(e)...............               35,100     3,891,712
                                                               ------------
                                                                 16,651,697
                                                               ------------

COMPUTERS (NETWORKING)--1.4%
Cisco Systems, Inc.(e)..................              165,400     8,910,925

COMPUTERS (PERIPHERALS)--0.5%
EMC Corp.(e)............................               40,000     3,562,500

COMPUTERS (SOFTWARE & SERVICES)--2.9%
Adobe Systems, Inc......................               10,800       821,475
America Online, Inc.(e).................               59,200     2,985,456
Microsoft Corp.(e)......................              129,300     8,905,537
Oracle Corp.(e).........................              129,800     4,283,400
Symantec Corp.(e).......................                6,800       265,625
Verity, Inc. (e)........................               15,400       361,900
Yahoo!, Inc.(e).........................               14,100       826,612
                                                               ------------
                                                                 18,450,005
                                                               ------------

6                      See Notes to Financial Statements

Phoenix-Oakhurst Income & Growth Fund

                                                      SHARES      VALUE
                                                     --------  ------------
CONSUMER FINANCE--0.1%
PMI Group, Inc. (The)...................                7,300  $    539,287
Providian Financial Corp................                2,700       280,800
                                                               ------------
                                                                    820,087
                                                               ------------

DISTRIBUTORS (FOOD & HEALTH)--0.5%
AmeriSource Health Corp. Class A(e).....                7,700       334,469
Cardinal Health, Inc....................               14,000     1,326,500
SYSCO Corp..............................               28,200     1,471,687
                                                               ------------
                                                                  3,132,656
                                                               ------------

ELECTRIC COMPANIES--1.2%
ALLETE..................................               21,000       452,812
DTE Energy Co...........................                6,800       245,650
Edison International....................               20,800       496,600
Entergy Corp............................               39,000     1,494,187
Exelon Corp.............................                9,700       583,212
PG&E Corp...............................               56,400     1,519,275
Public Service Enterprise Group, Inc....                7,700       319,550
TXU Corp................................               20,700       767,194
UtiliCorp United, Inc...................               59,400     1,577,812
                                                               ------------
                                                                  7,456,292
                                                               ------------

ELECTRICAL EQUIPMENT--2.7%
AVX Corp................................               23,600       675,550
General Electric Co.....................              266,000    14,580,125
KEMET Corp.(e)..........................               24,000       669,000
Solectron Corp.(e)......................               20,400       897,600
Vishay Intertechnology, Inc.(e).........               19,100       573,000
                                                               ------------
                                                                 17,395,275
                                                               ------------

ELECTRONICS (SEMICONDUCTORS)--2.1%
Advanced Micro Devices, Inc.(e).........               14,000       316,750
Analog Devices, Inc.(e).................                6,200       403,000
Cypress Semiconductor Corp.(e)..........               14,500       542,844
Integrated Device Technology, Inc.(e)...                7,400       416,712
Intel Corp..............................              167,200     7,524,000
International Rectifier Corp.(e)........                6,700       298,987
Micron Technology, Inc.(e)..............               49,400     1,716,650
National Semiconductor Corp.(e).........               14,400       374,400
Texas Instruments, Inc..................               42,800     2,099,875
                                                               ------------
                                                                 13,693,218
                                                               ------------

ENGINEERING & CONSTRUCTION--0.0%
Dycom Industries, Inc.(e)...............                3,600       135,450

                                                      SHARES      VALUE
                                                     --------  ------------
ENGINEERING & CONSTRUCTION--CONTINUED
Quanta Services, Inc.(e)................                5,400  $    167,737
                                                               ------------
                                                                    303,187
                                                               ------------

ENTERTAINMENT--0.5%
Time Warner, Inc........................               23,400     1,776,294
Viacom, Inc. Class B(e).................               20,200     1,148,875
Walt Disney Co. (The)...................                8,200       293,662
                                                               ------------
                                                                  3,218,831
                                                               ------------

EQUIPMENT (SEMICONDUCTORS)--0.5%
Applied Materials, Inc.(e)..............               22,400     1,190,000
Credence Systems Corp.(e)...............               13,200       247,500
KLA-Tencor Corp.(e).....................                7,400       250,212
Lam Research Corp.(e)...................               23,000       445,625
Novellus Systems, Inc.(e)...............                7,300       298,844
Teradyne, Inc.(e).......................               19,400       606,250
                                                               ------------
                                                                  3,038,431
                                                               ------------

FINANCIAL (DIVERSIFIED)--3.8%
Ace Ltd.................................               33,000     1,295,250
Ambac Financial Group, Inc..............                5,500       438,969
American Express Co.....................               34,600     2,076,000
Citigroup, Inc..........................              193,066    10,160,098
Fannie Mae..............................               32,400     2,494,800
Morgan (J.P.) & Co., Inc................               17,000     2,813,500
Morgan Stanley Dean Witter & Co.........               66,000     5,300,625
                                                               ------------
                                                                 24,579,242
                                                               ------------

FOODS--1.0%
ConAgra Foods, Inc......................               46,700       998,212
Kellogg Co..............................                9,000       228,375
McCormick & Co., Inc....................               22,200       703,462
PepsiCo, Inc............................               64,400     3,119,375
Quaker Oats Co. (The)...................               14,800     1,207,125
                                                               ------------
                                                                  6,256,549
                                                               ------------

FOOTWEAR--0.0%
Timberland Co. (The) Class A(e).........                4,900       252,963

HARDWARE & TOOLS--0.1%
Stanley Works, The......................               13,500       359,438

HEALTH CARE (DIVERSIFIED)--1.3%
Abbott Laboratories.....................               40,200     2,123,063
Bristol-Myers Squibb Co.................               31,700     1,931,719

                       See Notes to Financial Statements                       7

Phoenix-Oakhurst Income & Growth Fund

                                                      SHARES      VALUE
                                                     --------  ------------
HEALTH CARE (DIVERSIFIED)--CONTINUED
Johnson & Johnson.......................               46,000  $  4,237,750
                                                               ------------
                                                                  8,292,532
                                                               ------------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--3.0%
Lilly (Eli) & Co........................               29,600     2,645,500
Merck & Co., Inc........................               59,200     5,324,300
Pfizer, Inc.............................              168,050     7,257,659
Pharmacia Corp..........................               17,731       975,205
Schering-Plough Corp....................               55,800     2,884,163
                                                               ------------
                                                                 19,086,827
                                                               ------------
HEALTH CARE (HOSPITAL MANAGEMENT)--0.1%
Tenet Healthcare Corp...................               22,700       892,394

HEALTH CARE (MANAGED CARE)--0.7%
Oxford Health Plans, Inc.(e)............               29,100       982,125
UnitedHealth Group, Inc.................               22,000     2,406,250
Wellpoint Health Networks, Inc.(e)......               10,400     1,216,150
                                                               ------------
                                                                  4,604,525
                                                               ------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--0.1%
Beckman Coulter Inc.....................                8,000       560,500

HOUSEHOLD PRODUCTS (NON-DURABLE)--0.3%
Clorox Co. (The)........................               19,200       856,800
Colgate-Palmolive Co....................                5,800       340,808
Kimberly-Clark Corp.....................               12,700       838,200
                                                               ------------
                                                                  2,035,808
                                                               ------------

HOUSEWARES--0.2%
Tupperware Corp.........................               66,300     1,135,388
INSURANCE (LIFE/HEALTH)--0.3%
Lincoln National Corp...................               35,400     1,712,475

INSURANCE (MULTI-LINE)--0.4%
CIGNA Corp..............................               13,700     1,670,715
Hartford Financial Services Group, Inc.
(The)...................................                2,100       156,319

Loews Corp..............................               11,600     1,054,875
                                                               ------------
                                                                  2,881,909
                                                               ------------
INSURANCE (PROPERTY-CASUALTY)--0.2%
MGIC Investment Corp....................                7,600       517,750

                                                      SHARES      VALUE
                                                     --------  ------------
INSURANCE (PROPERTY-CASUALTY)--CONTINUED
Radian Group, Inc.......................               10,000  $    708,750
                                                               ------------
                                                                  1,226,500
                                                               ------------

INSURANCE BROKERS--0.3%
Gallagher (Arthur J.) & Co..............               29,300     1,849,563

INVESTMENT BANKING/BROKERAGE--0.6%
Goldman Sachs Group, Inc. (The).........               10,600     1,058,013
Lehman Brothers Holdings, Inc...........               10,000       645,000
Merrill Lynch & Co., Inc................               35,900     2,513,000
                                                               ------------
                                                                  4,216,013
                                                               ------------

LODGING-HOTELS--0.2%
Marriott International, Inc. Class A....               11,200       453,600

Starwood Hotels & Resorts Worldwide,
Inc.....................................               18,900       559,913
                                                               ------------
                                                                  1,013,513
                                                               ------------

MACHINERY (DIVERSIFIED)--0.2%
Dover Corp..............................               30,000     1,273,125

MANUFACTURING (DIVERSIFIED)--1.0%
ITT Industries, Inc.....................                9,200       299,575
Johnson Controls, Inc...................               14,600       870,525

Minnesota Mining and Manufacturing
Co......................................                9,600       927,600

Parker-Hannifin Corp....................               18,600       769,575
Textron, Inc............................               13,600       685,950
United Technologies Corp................               41,800     2,918,163
                                                               ------------
                                                                  6,471,388
                                                               ------------

MANUFACTURING (SPECIALIZED)--0.1%
Cognex Corp.(e).........................                7,800       261,300
Millipore Corp..........................                2,900       152,250
                                                               ------------
                                                                    413,550
                                                               ------------

NATURAL GAS--0.5%
Equitable Resources, Inc................               31,100     1,803,800
Sempra Energy...........................               69,300     1,433,644
                                                               ------------
                                                                  3,237,444
                                                               ------------

OIL & GAS (EXPLORATION & PRODUCTION)--0.6%
Apache Corp.............................               14,700       813,094

8                      See Notes to Financial Statements

Phoenix-Oakhurst Income & Growth Fund

                                                      SHARES      VALUE
                                                     --------  ------------
OIL & GAS (EXPLORATION & PRODUCTION)--CONTINUED
Kerr-McGee Corp.........................               26,000  $  1,698,125
Unocal Corp.............................               34,500     1,177,313
                                                               ------------
                                                                  3,688,532
                                                               ------------

OIL & GAS (REFINING & MARKETING)--0.2%
Ultramar Diamond Shamrock Corp..........               40,600     1,065,750

OIL (DOMESTIC INTEGRATED)--0.4%
Amerada Hess Corp.......................               12,800       793,600
Occidental Petroleum Corp...............               56,000     1,113,000
Phillips Petroleum Co...................                9,800       605,150
                                                               ------------
                                                                  2,511,750
                                                               ------------

OIL (INTERNATIONAL INTEGRATED)--1.5%
Chevron Corp............................               18,700     1,535,738
Exxon Mobil Corp........................               84,500     7,536,344
Texaco, Inc.............................               15,200       897,750
                                                               ------------
                                                                  9,969,832
                                                               ------------
PAPER & FOREST PRODUCTS--0.1%
International Paper Co..................                9,800       358,925
Westvaco Corp...........................                7,700       219,450
Weyerhaeuser Co.........................                6,100       286,319
                                                               ------------
                                                                    864,694
                                                               ------------

PERSONAL CARE--0.1%
Estee Lauder Cos., Inc. (The) Class A...               16,800       780,150
PUBLISHING (NEWSPAPERS)--0.8%
Dow Jones & Co., Inc....................               21,700     1,277,588
Gannett Co., Inc........................               17,700     1,026,600
Knight-Ridder, Inc......................               27,400     1,376,850
New York Times Co. (The) Class A........               35,200     1,293,600
                                                               ------------
                                                                  4,974,638
                                                               ------------
RAILROADS--0.0%
Union Pacific Corp......................                7,600       356,250

RETAIL (BUILDING SUPPLIES)--0.4%
Home Depot, Inc. (The)..................               29,000     1,247,000
Lowe's Cos., Inc........................               25,500     1,165,031
                                                               ------------
                                                                  2,412,031
                                                               ------------

RETAIL (COMPUTERS & ELECTRONICS)--0.4%
Best Buy Co., Inc.(e)...................               12,000       602,250
RadioShack Corp.........................                4,500       268,313

                                                      SHARES      VALUE
                                                     --------  ------------
RETAIL (COMPUTERS & ELECTRONICS)--CONTINUED
Tech Data Corp.(e)......................               41,100  $  1,710,788
                                                               ------------
                                                                  2,581,351
                                                               ------------

RETAIL (DEPARTMENT STORES)--0.1%
Neiman Marcus Group, Inc. (The)
Class A(e)..............................               17,300       642,263

RETAIL (FOOD CHAINS)--0.1%
Safeway, Inc.(e)........................               17,300       946,094

RETAIL (GENERAL MERCHANDISE)--0.8%
BJ's Wholesale Club, Inc.(e)............                8,800       289,850
Sears, Roebuck & Co.....................               23,000       683,790
Target Corp.............................               16,000       442,000
Wal-Mart Stores, Inc....................               85,600     3,884,100
                                                               ------------
                                                                  5,299,740
                                                               ------------

RETAIL (SPECIALTY)--0.1%
Tiffany & Co............................               10,000       426,875
Zale Corp.(e)...........................               13,800       467,475
                                                               ------------
                                                                    894,350
                                                               ------------

RETAIL (SPECIALTY-APPAREL)--0.1%
Talbots, Inc. (The).....................                6,000       474,375

SERVICES (ADVERTISING/MARKETING)--0.2%
Interpublic Group of Cos., Inc. (The)...               17,000       729,938
Omnicom Group, Inc......................                3,900       359,775
                                                               ------------
                                                                  1,089,713
                                                               ------------

SERVICES (COMMERCIAL & CONSUMER)--0.2%
Cendant Corp.(e)........................              100,200     1,202,400

SERVICES (COMPUTER SYSTEMS)--0.3%
Computer Sciences Corp.(e)..............                9,100       573,300
Electronic Data Systems Corp............               28,600     1,342,413
                                                               ------------
                                                                  1,915,713
                                                               ------------

SERVICES (DATA PROCESSING)--0.1%
First Data Corp.........................               17,300       867,163

SERVICES (EMPLOYMENT)--0.1%
Manpower, Inc...........................               15,100       525,669

SHIPPING--0.1%
Teekay Shipping Corp....................               11,500       429,813

                       See Notes to Financial Statements                       9

Phoenix-Oakhurst Income & Growth Fund

                                                      SHARES      VALUE
                                                     --------  ------------
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.4%
Nextel Communications, Inc.
Class A(e)..............................               22,400  $    861,000
Sprint Corp. (PCS Group)(e).............               38,700     1,475,438
                                                               ------------
                                                                  2,336,438
                                                               ------------

TELECOMMUNICATIONS (LONG DISTANCE)--0.4%
AT&T Corp...............................               19,500       452,156
WorldCom, Inc.(e).......................               77,600     1,843,000
                                                               ------------
                                                                  2,295,156
                                                               ------------

TELEPHONE--1.9%
BellSouth Corp..........................               81,900     3,956,794

Qwest Communications International,
Inc.(e).................................               24,200     1,176,725
SBC Communications, Inc.................               48,500     2,797,844
Telephone & Data Systems, Inc...........                2,900       305,950
Verizon Communications..................               68,500     3,960,156
                                                               ------------
                                                                 12,197,469
                                                               ------------
TEXTILES (APPAREL)--0.2%
Jones Apparel Group, Inc.(e)............               26,800       745,375
Liz Claiborne, Inc......................               11,300       480,250
                                                               ------------
                                                                  1,225,625
                                                               ------------

TOBACCO--0.5%
Philip Morris Cos., Inc.................               95,100     3,483,038
---------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $238,936,132)                                  296,951,708
---------------------------------------------------------------------------

FOREIGN COMMON STOCKS--1.7%

COMMUNICATIONS EQUIPMENT--0.5%
Nortel Networks Corp. (Canada)..........               67,300     3,062,150

ELECTRICAL EQUIPMENT--0.1%
Flextronics International Ltd.
(Singapore)(e)..........................                9,000       342,000

FOODS--0.2%
Unilever NV NY Registered Shares
(Netherlands)...........................               22,300     1,133,119

                                                      SHARES      VALUE
                                                     --------  ------------

MANUFACTURING (DIVERSIFIED)--0.5%
Tyco International Ltd. (Bermuda).......               61,800  $  3,503,287

OIL (INTERNATIONAL INTEGRATED)--0.4%
Royal Dutch Petroleum Co. NY Registered
Shares (Netherlands)....................               46,800     2,778,750
---------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $9,098,230)                                     10,819,306
---------------------------------------------------------------------------

UNIT INVESTMENT TRUSTS--2.0%
S&P 500 Depository Receipts.............               91,700    13,118,831
---------------------------------------------------------------------------
TOTAL UNIT INVESTMENT TRUSTS
(IDENTIFIED COST $12,921,561)                                    13,118,831
---------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--97.9%
(IDENTIFIED COST $578,677,856)                                  629,739,177
---------------------------------------------------------------------------

                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)
                                          ---------  --------
SHORT-TERM OBLIGATIONS--2.0%

COMMERCIAL PAPER--2.0%
`Ford Motor Credit Co. 6.59%, 11/1/00...     A-1     $  3,000     3,000,000

Greenwich Funding Corp. 6.54%,
11/1/00.................................    A-1+          545       545,000

Kellogg Co. 6.50%, 11/1/00..............    A-1+        1,280     1,280,000

Exxon Imperial U.S., Inc. 6.52%,
11/2/00.................................    A-1+        1,789     1,788,676

AT&T Corp. 6.56%, 11/6/00...............     A-1        3,000     2,997,267

American Home Products 6.48%, 11/6/00...     A-1          375       374,662

Wal-Mart Stores, Inc. 6.55%, 11/7/00....    A-1+        1,765     1,763,073

10                     See Notes to Financial Statements

Phoenix-Oakhurst Income & Growth Fund

                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)       VALUE
                                          ---------  --------  ------------
COMMERCIAL PAPER--CONTINUED
AT&T Corp. 6.53%, 11/30/00..............     A-1     $  1,000  $    994,740
---------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $12,743,418)                                    12,743,418
---------------------------------------------------------------------------

TOTAL INVESTMENTS--99.9%
(IDENTIFIED COST $591,421,274)                                  642,482,595(a)
Cash and receivables, less liabilities--0.1%                        962,788
                                                               ------------
NET ASSETS--100.0%                                             $643,445,383
                                                               ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $81,611,626 and gross depreciation of $30,612,751 for federal income tax purposes. At October 31, 2000, the aggregate cost of securities for federal income tax purposes was $591,483,720.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2000, these securities amounted to a value of $19,549,742 or 3.0% of net assets.
(c)  As rated by Moody's, Fitch or Duff & Phelps.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e)  Non-income producing.

                       See Notes to Financial Statements                      11

PHOENIX-OAKHURST INCOME & GROWTH FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2000
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $591,421,274)                              $  642,482,595
Cash                                                                   6,215
Receivables
  Dividends and interest                                           4,432,783
  Investment securities sold                                         818,215
  Fund shares sold                                                    47,765
Prepaid expenses                                                       6,402
                                                              --------------
    Total assets                                                 647,793,975
                                                              --------------
LIABILITIES
Payables
  Investment securities purchased                                  2,314,611
  Fund shares repurchased                                            992,423
  Investment advisory fee                                            379,744
  Distribution fee                                                   253,899
  Transfer agent fee                                                 216,370
  Financial agent fee                                                 30,472
  Trustees' fee                                                       11,198
Accrued expenses                                                     149,875
                                                              --------------
    Total liabilities                                              4,348,592
                                                              --------------
NET ASSETS                                                    $  643,445,383
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $  561,784,783
Undistributed net investment income                                2,011,449
Accumulated net realized gain                                     28,587,830
Net unrealized appreciation                                       51,061,321
                                                              --------------
NET ASSETS                                                    $  643,445,383
                                                              ==============
CLASS A
Shares of beneficial interest outstanding, $0.0001 par
  value, unlimited authorization (Net Assets $457,314,204)        47,317,219
Net asset value per share                                              $9.66
Offering price per share $9.66/(1-5.75%)                              $10.25
CLASS B
Shares of beneficial interest outstanding, $0.0001 par
  value, unlimited authorization (Net Assets $185,744,061)        19,186,315
Net asset value and offering price per share                           $9.68
CLASS C
Shares of beneficial interest outstanding, $0.0001 par
  value, unlimited authorization (Net Assets $387,118)                39,684
Net asset value and offering price per share                           $9.76

                            STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED OCTOBER 31, 2000
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $   13,654,479
Dividends                                                          2,125,554
Foreign taxes withheld                                               (24,139)
                                                              --------------
    Total investment income                                       15,755,894
                                                              --------------
EXPENSES
Investment advisory fee                                            2,381,141
Distribution fee, Class A                                            589,250
Distribution fee, Class B                                          1,042,856
Distribution fee, Class C                                              1,772
Financial agent fee                                                  188,331
Transfer agent                                                       596,697
Printing                                                             170,199
Custodian                                                             47,909
Registration                                                          27,516
Professional                                                          18,525
Trustees                                                              13,324
Miscellaneous                                                         16,329
                                                              --------------
    Total expenses                                                 5,093,849
    Custodian fees paid indirectly                                    (2,410)
                                                              --------------
    Net expenses                                                   5,091,439
                                                              --------------
NET INVESTMENT INCOME                                             10,664,455
                                                              --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                   11,354,110
Net change in unrealized appreciation (depreciation) on
  investments                                                    (16,264,569)
                                                              --------------
NET LOSS ON INVESTMENTS                                           (4,910,459)
                                                              --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $    5,753,996
                                                              ==============

12                     See Notes to Financial Statements

PHOENIX-OAKHURST INCOME & GROWTH FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                     SIX MONTHS
                                                       ENDED          YEAR
                                                      10/31/00       ENDED
                                                    (UNAUDITED)     4/30/00
                                                    ------------  ------------
FROM OPERATIONS
  Net investment income (loss)                      $ 10,664,455  $ 26,194,379
  Net realized gain (loss)                            11,354,110    20,554,052
  Net change in unrealized appreciation
    (depreciation)                                   (16,264,569)  (18,703,927)
                                                    ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                         5,753,996    28,044,504
                                                    ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A                      (8,296,508)  (17,689,945)
  Net investment income, Class B                      (3,019,202)   (6,703,782)
  Net investment income, Class C                          (5,211)       (3,929)
                                                    ------------  ------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS                                     (11,320,921)  (24,397,656)
                                                    ------------  ------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (2,193,173 and
    2,180,916 shares, respectively)                   21,491,622    21,015,756
  Net asset value of shares issued from
    reinvestment of distributions
    (648,664 and 1,424,076 shares, respectively)       6,295,089    13,693,891
  Cost of shares repurchased (4,334,008 and
    13,180,013 shares, respectively)                 (42,361,565) (126,494,460)
                                                    ------------  ------------
Total                                                (14,574,854)  (91,784,813)
                                                    ------------  ------------
CLASS B
  Proceeds from sales of shares (199,710 and
    610,440 shares, respectively)                      1,953,671     5,852,733
  Net asset value of shares issued from
    reinvestment of distributions
    (248,153 and 564,766 shares, respectively)         2,415,101     5,454,908
  Cost of shares repurchased (4,489,312 and
    10,023,331 shares, respectively)                 (44,019,521)  (96,376,342)
                                                    ------------  ------------
Total                                                (39,650,749)  (85,068,701)
                                                    ------------  ------------
CLASS C
  Proceeds from sales of shares (15,347 and 35,821
    shares, respectively)                                152,291       346,138
  Net asset value of shares issued from
    reinvestment of distributions
    (504 and 383 shares, respectively)                     4,947         3,800
  Cost of shares repurchased (12,371 and 0 shares,
    respectively)                                       (121,519)           --
                                                    ------------  ------------
Total                                                     35,719       349,938
                                                    ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE
    TRANSACTIONS                                     (54,189,884) (176,503,576)
                                                    ------------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS              (59,756,809) (172,856,728)
NET ASSETS
  Beginning of period                                703,202,192   876,058,920
                                                    ------------  ------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED NET
    INVESTMENT INCOME (LOSS)
    OF $2,011,449 AND $2,667,915, RESPECTIVELY]     $643,445,383  $703,202,192
                                                    ============  ============

                       See Notes to Financial Statements                      13

PHOENIX-OAKHURST INCOME & GROWTH FUND

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                       CLASS A
                                                  ---------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED                              YEAR ENDED APRIL 30,
                                                   10/31/00       -----------------------------------------------------------------
                                                  (UNAUDITED)          2000          1999          1998          1997          1996
Net asset value, beginning of period               $   9.75       $    9.68     $   10.20     $    9.86     $   10.08     $    8.88
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                         0.17(3)         0.34(3)       0.36          0.38          0.40          0.44
  Net realized and unrealized gain (loss)             (0.09)           0.06          0.29          1.63          0.66          1.22
                                                   --------       ---------     ---------     ---------     ---------     ---------
      TOTAL FROM INVESTMENT OPERATIONS                 0.08            0.40          0.65          2.01          1.06          1.66
                                                   --------       ---------     ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS
  Dividends from net investment income                (0.17)          (0.33)        (0.38)        (0.39)        (0.40)        (0.42)
  Dividends from net realized gains                                                 (0.76)        (1.28)        (0.88)        (0.04)
  In excess of net realized gains                        --              --         (0.03)           --            --            --
                                                   --------       ---------     ---------     ---------     ---------     ---------
      TOTAL DISTRIBUTIONS                             (0.17)          (0.33)        (1.17)        (1.67)        (1.28)        (0.46)
                                                   --------       ---------     ---------     ---------     ---------     ---------
Change in net asset value                             (0.09)           0.07         (0.52)         0.34         (0.22)         1.20
                                                   --------       ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                     $   9.66       $    9.75     $    9.68     $   10.20     $    9.86     $   10.08
                                                   ========       =========     =========     =========     =========     =========
Total return(1)                                        0.86%(5)        4.24%         6.97%        21.87%        10.93%        19.01%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)              $457,314        $475,854      $565,276      $459,992      $451,439      $493,454
RATIO TO AVERAGE NET ASSETS OF:
  Expenses                                             1.27%(2)(4)      1.18%(2)      1.17%(2)      1.13%        1.18%         1.18%
  Net investment income                                3.36%(4)        3.59%         3.64%         3.61%         3.82%         4.39%
Portfolio turnover                                       27%(5)          58%           68%          155%          111%          107%

                                                                                       CLASS B
                                                  ---------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED                              YEAR ENDED APRIL 30,
                                                   10/31/00       -----------------------------------------------------------------
                                                  (UNAUDITED)          2000          1999          1998          1997          1996
Net asset value, beginning of period               $   9.77       $    9.69     $   10.22     $    9.87     $   10.09     $    8.88
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                         0.13(3)         0.27(3)       0.29          0.30          0.31          0.36
  Net realized and unrealized gain (loss)             (0.08)           0.06          0.29          1.64          0.67          1.23
                                                   --------       ---------     ---------     ---------     ---------     ---------
      TOTAL FROM INVESTMENT OPERATIONS                 0.05            0.33          0.58          1.94          0.98          1.59
                                                   --------       ---------     ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS
  Dividends from net investment income                (0.14)          (0.25)        (0.32)        (0.31)        (0.32)        (0.34)
  Dividends from net realized gains                                                 (0.76)        (1.28)        (0.88)        (0.04)
  In excess of net realized gains                        --              --         (0.03)           --            --            --
                                                   --------       ---------     ---------     ---------     ---------     ---------
      TOTAL DISTRIBUTIONS                             (0.14)          (0.25)        (1.11)        (1.59)        (1.20)        (0.38)
                                                   --------       ---------     ---------     ---------     ---------     ---------
Change in net asset value                             (0.09)           0.08         (0.53)         0.35         (0.22)         1.21
                                                   --------       ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                     $   9.68       $    9.77     $    9.69     $   10.22     $    9.87     $   10.09
                                                   ========       =========     =========     =========     =========     =========
Total return(1)                                        0.56%(5)        3.40%         6.18%        21.03%        10.05%        18.14%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)              $185,744        $226,992      $310,783      $361,876      $370,929      $396,169
RATIO TO AVERAGE NET ASSETS OF:
  Expenses                                             2.01%(2)(4)      1.93%(2)      1.92%(2)      1.88%        1.93%         1.93%
  Net investment income                                2.62%(4)        2.84%         2.92%         2.86%         3.06%         3.64%
Portfolio turnover                                       27%(5)          58%           68%          155%          111%          107%

(1)  Maximum sales charge is not reflected in the total return calculation.
(2) The ratio of operating expenses to average net assets excludes the effects of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3)  Computed using average shares outstanding.
(4)  Annualized.
(5)  Not annualized.

14                     See Notes to Financial Statements

PHOENIX-OAKHURST INCOME & GROWTH FUND

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                           CLASS C
                                                  --------------------------
                                                  SIX MONTHS         FROM
                                                     ENDED        INCEPTION
                                                   10/31/00       8/27/99 TO
                                                  (UNAUDITED)      4/30/00
Net asset value, beginning of period                $ 9.85          $ 9.61
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                        0.13(3)       0.18(3)
  Net realized and unrealized gain (loss)            (0.08)           0.23
                                                    ------          ------
      TOTAL FROM INVESTMENT OPERATIONS                0.05            0.41
                                                    ------          ------
LESS DISTRIBUTIONS
  Dividends from net investment income               (0.14)          (0.17)
                                                    ------          ------
      TOTAL DISTRIBUTIONS                            (0.14)          (0.17)
                                                    ------          ------
Change in net asset value                            (0.09)           0.24
                                                    ------          ------
NET ASSET VALUE, END OF PERIOD                      $ 9.76          $ 9.85
                                                    ======          ======
Total return(1)                                       0.65%(5)        4.12%(5)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $387            $356
RATIO TO AVERAGE NET ASSETS OF:
  Expenses                                            2.01%(2)(4)     1.93%(2)(4)
  Net investment income                               2.62%(4)        2.81%(4)
Portfolio turnover                                      27%(5)          58%(5)

(1)  Maximum sales charge is not reflected in the total return calculation.
(2) The ratio of operating expenses to average net assets excludes the effects of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3)  Computed using average shares outstanding.
(4)  Annualized.
(5)  Not Annualized.

                       See Notes to Financial Statements                      15

PHOENIX-OAKHURST INCOME & GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2000 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

  Effective August 17, 2000, Phoenix-Oakhurst Income & Growth Fund (the "Fund") is organized as a Delaware Business Trust. Prior to that date, the Fund was organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's primary investment objective is to invest in a diversified group of securities that are selected for current yield consistent with preservation of capital. The Fund offers Class A, Class B and Class C shares. Effective April 3, 2000, Class A shares are sold with a front-end sales charge of up to 5.75%. Prior to that date, the maximum sales charge was 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of the Fund are borne pro rata by the holders of both classes of shares, except that each class bears distribution expenses unique to that class.

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

  Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Discounts are amortized to income using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

  It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

  Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

  Foreign securities, other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates, between the date income is accrued and paid, is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

  The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

G. SECURITY LENDING:

  The Fund loans securities to qualified brokers through an agreement with State Street Bank & Trust (the Custodian). Under the terms of the agreement, the Fund receives collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral consists of cash, securities

PHOENIX-OAKHURST INCOME & GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2000 (UNAUDITED) (CONTINUED)

issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Interest earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

  As compensation for its services to the Fund, the adviser, Phoenix Investment Counsel, Inc. ("PIC"), an indirect majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"), is entitled to a fee at an annual rate of 0.70% of the average daily net assets of the Fund for the first $1.0 billion and 0.65% for the second $1.0 billion.

  As Distributor of the Fund's shares, Phoenix Equity Planning Corp. ("PEPCO"), an indirect majority-owned subsidiary of PHL, has advised the Fund that it retained net selling commissions of $7,444 for Class A shares, deferred sales charges of $69,560 for Class B shares and $26 for Class C shares for the six months ended October 31, 2000. In addition, the Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of the Fund. The Distribution Plan for Class A shares provides for fees to be paid up to a maximum on an annual basis of 0.30%; the Distributor has voluntarily agreed to limit the fee to 0.25%. The Distributor has advised the Fund that of the total amount expensed for the six months ended October 31, 2000, $880,931 was earned by the Distributor, $714,816 was paid to unaffiliated participants and $38,131 was paid to W.S. Griffith, an indirect subsidiary of PHL.

  For the six months ended October 31, 2000, the Fund paid PXP Securities Corp., a wholly-owned subsidiary of Phoenix Investment Partners Ltd., brokerage commissions of $34,545 in connection with portfolio transactions effected by it.

  As Financial Agent of the Fund, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC, Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of subagent's performance. For the six months ended October 31, 2000, financial agent fees were $188,331 of which PEPCO received $20,860. The current fee schedule of PFPC, Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Fund. Certain minimum fees and fee waivers may apply.

  PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust Company as subtransfer agent. For the six months ended October 31, 2000, transfer agent fees were $596,697 of which PEPCO retained $221,243 which is net of fees paid to State Street.

  At April 30, 2000, PHL and affiliates held 189 Class A shares and 10,654 Class C shares of the Fund with a combined value of $105,809.

3. PURCHASE AND SALE OF SECURITIES

  During the six months ended October 31, 2000, purchases and sales of investments, excluding short-term securities and U.S. Government and agency securities, amounted to $175,241,923 and $221,575,632, respectively. Purchases and sales of long-term U.S. Government and agency securities amounted to $4,410,113 and $7,814,609, respectively.

4. CREDIT RISK

  In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

This report is not authorized for distribution to prospective investors in the Phoenix-Oakhurst Income & Growth Fund unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, Fund's record and other pertinent information.

PHOENIX-OAKHURST INCOME & GROWTH FUND
101 Munson Street
Greenfield, Massachusetts 01301

TRUSTEES
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Everett L. Morris
James M. Oates
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
James D. Wehr, Senior Vice President
Steven L. Colton, Vice President
Robert S. Driessen, Vice President
Christopher J. Kelleher, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary
Nancy J. Engberg, Assistant Secretary

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

TRANSFER AGENT
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

HOW TO CONTACT US

The Fund Connection               1-800-243-1574
Customer Service                  1-800-243-1574
Investment Strategy Hotline       1-800-243-4361 (option 2)
Marketing Department              1-800-243-4361 (option 3)
Text Telephone                    1-800-243-1926

www.phoenixinvestments.com

PHOENIX EQUITY PLANNING CORPORATION                             PRSRT STD
PO Box 150480                                                 U.S. Postage
Hartford CT 06115-0480                                            PAID
                                                                 Andrew
[LOGO] PHOENIX                                                 Associates
       INVESTMENT PARTNERS

For more information about
Phoenix mutual funds, please call
your financial representative or
contact us at 1-800-243-4361 or
www.phoenixinvestments.com.






PXP 661 (12/00)